FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:-	FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, the Company measures its cash equivalents, restricted cash and deposit, short-term bank deposits, marketable securities and foreign currency derivative instruments at fair value. Cash equivalents, restricted deposit, short-term bank deposits and certain investments in marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs.

The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of December 31, 2012 and 2011, respectively:

	As of December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$14,841	$-	$14,841
Foreign currency derivative contracts	-	1,624	-	1,624

Total financial assets	$-	$16,465	$-	$16,465

	As of December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$17,580	$-	$17,580
Foreign currency derivative contracts	-	(638)	-	(638)

Total financial assets	$-	$16,942	$-	$16,942